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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                          Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  August 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                Pioneer Select Equity Fund
                Schedule of Investments 8/31/04 (unaudited)

   Shares                                                                                   Value
                COMMON STOCKS - 103.8 %
                Energy - 3.8 %
                Oil & Gas Drilling - 3.8 %
       1,000    Pride International, Inc *                                       $                  18,360
                Total Energy                                                     $                  18,360
                Materials - 9.3 %
                Diversified Metals & Mining - 9.3 %
         700    Freeport-McMoRan Copper & Gold, Inc. (Class B)                   $                  26,341
         230    Phelps Dodge Corp.                                                                  18,759
                                                                                 $                  45,100
                Total Materials                                                  $                  45,100
                Capital Goods - 3.7 %
                Industrial Conglomerates - 3.7 %
         570    Tyco International Ltd.                                          $                  17,852
                Total Capital Goods                                              $                  17,852
                Media - 7.5 %
                Broadcasting & Cable TV - 4.7 %
       2,100    Liberty Media Corp. *                                            $                  18,711
         126    Liberty Media International, Inc. *                                                  4,259
                                                                                 $                  22,970
                Movies & Entertainment - 2.8 %
         600    The Walt Disney Co.                                              $                  13,470
                Total Media                                                      $                  36,440
                Retailing - 4.2 %
                Catalog Retail - 1.5 %
         200    Amazon.Com, Inc. *                                               $                   7,628
                Internet Retail - 2.7 %
         150    eBAY, Inc. *                                                     $                  12,981
                Total Retailing                                                  $                  20,609
                Food, Beverage & Tobacco - 2.4 %
                Soft Drinks - 2.4 %
         260    The Coca-Cola Co.                                                $                  11,625
                Total Food, Beverage & Tobacco                                   $                  11,625
                Health Care Equipment & Services - 4.0 %
                Health Care Equipment - 4.0 %
         630    Baxter International, Inc.                                       $                  19,240
                Total Health Care Equipment & Services                           $                  19,240
                Pharmaceuticals & Biotechnology - 8.3 %
                Biotechnology - 3.1 %
         250    Amgen, Inc. *                                                    $                  14,823
                Pharmaceuticals - 5.2 %
       1,313    IVAX Corp. *                                                     $                  25,410
                Total Pharmaceuticals & Biotechnology                            $                  40,233
                Banks - 8.0 %
                Diversified Banks - 5.5 %
         600    Bank of America Corp.                                            $                  26,988
                Thrifts & Mortgage Finance - 2.5 %
         180    Freddie Mac                                                      $                  12,082
                Total Banks                                                      $                  39,070
                Diversified Financials - 14.2 %
                Consumer Finance - 4.5 %
         270    American Express Co.                                             $                  13,505
         600    Providian Financial Corp. *                                                          8,664
                                                                                 $                  22,169
                Investment Banking & Brokerage - 4.6 %
         250    Goldman Sachs Group, Inc.                                        $                  22,413
                Diversified Financial Services - 5.1 %
         530    Citigroup, Inc.                                                  $                  24,687
                Total Diversified Financials                                     $                  69,269
                Software & Services - 2.1 %
                Application Software - 2.1 %
         600    Veritas Software Corp. *                                         $                  10,032
                Total Software & Services                                        $                  10,032
                Technology Hardware & Equipment - 17.9 %
                Networking Equipment - 2.3 %
         567    Network Appliance, Inc *                                         $                  11,380
                Communications Equipment - 2.7 %
         700    Cisco Systems, Inc. *                                            $                  13,132
                Computer Hardware - 5.9 %
         300    Apple Computer, Inc. *                                           $                  10,347
         520    Dell, Inc. *                                                                        18,117
                                                                                 $                  28,464
                Computer Storage & Peripherals - 7.0 %
       1,000    EMC Corp. *                                                      $                  10,770
       1,000    Sandisk Corp. * (b)                                                                 23,350
                                                                                 $                  34,120
                Total Technology Hardware & Equipment                            $                  87,096
                Semiconductors - 13.6 %
                Semiconductor Equipment - 1.8 %
         350    Novellus Systems, Inc. *                                         $                   8,551
                Semiconductors - 11.8 %
         450    Analog Devices, Inc.                                             $                  15,624
         400    Intel Corp.                                                                          8,516
         200    Linear Technology Corp.                                                              7,154
         150    Maxim Integrated Products                                                            6,515
       1,711    Taiwan Semiconductor Manufacturing Co. (A.D.R.)                                     12,918
         350    Texas Instruments, Inc.                                                              6,839
                                                                                 $                  57,566
                Total Semiconductors                                             $                  66,117
                Telecommunication Services - 5.0 %
                Wireless Telecommunication Services - 5.0 %
         400    Nextel Communications, Inc. *                                    $                   9,275
         650    Vodafone Group Plc (A.D.R.)                                                         14,884
                                                                                 $                  24,159
                Total Telecommunication Services                                 $                  24,159
                TOTAL COMMON STOCKS
                (Cost   $527,878)                                                $                 505,202

                TOTAL INVESTMENT IN SECURITIES - 103.8%
                (Cost   $527,878)(a)                                             $                 505,202

                OTHER ASSETS AND LIABILITIES - (3.8)%                            $                (18,568)

                TOTAL NET ASSETS - 100.0%                                        $                 486,634

          *     Non-income producing security.

   (A.D.R.)     American Depositary Receipt

        (a)     At August 31, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $527,878 was as follows:

                Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost                        $         15,752

                Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value                                 (38,428)

                Net unrealized loss                                              $        (22,676)

        (b)     At August 31, 2004, the following securities were out on loan:

                                                                                           Market
   Shares                                  Description                                      Value
         665    Sandisk Corp. *                                                  $                  15,528
                Total                                                            $                  15,528



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2004

* Print the name and title of each signing officer under his or her signature.